Short-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term investments.
Wealth management products		¥ 41,947
Time deposits	¥ 2,000	13,000
Total	¥ 2,000	¥ 54,947